[SHIP]
                           [THE VANGUARD GROUP LOGO]


                  VANGUARD(R) INTERNATIONAL EXPLORER(TM) FUND

  SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 21,2003


As a result of an internal corporate restructuring, Schroder Investment Management North America Inc.("Schroder Inc.")is entering into a sub-advisory agreement with Schroder Investment Management North America Limited ("Schroder Limited ") and the Fund pursuant to which Schroder Limited will serve as the sub-adviser for the Schroder Inc. portion of the Fund, commencing on or about April 1,2003. Schroder Inc. will pay 25% of its advisory fee to Schroder Limited for providing sub-advisory services. Please consult the Fund's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

     The restructuring and new sub-advisory agreement will not change the composition of the portfolio management team that currently manages the Fund through Schroder Inc. In addition, the fees the Fund pays for advisory services provided by Schroder Inc.will not change.

(C)2003 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                        BS126A 03200

                                     [SHIP]
                           [THE VANGUARD GROUP LOGO]


                  VANGUARD(R) INTERNATIONAL EXPLORER(TM) FUND

              SUPPLEMENT TO THE PROSPECTUS DATED FEBRUARY 21,2003

As a result of an internal corporate restructuring, Schroder Investment Management North America Inc.("Schroder Inc.") is entering into a sub-advisory agreement with Schroder Investment Management North America Limited ("Schroder Limited ") and the Fund pursuant to which Schroder Limited will serve as the sub-adviser for the Schroder Inc.portion of the Fund, commencing on or about April 1,2003. Schroder Inc. will pay 25% of its advisory fee to Schroder Limited for providing sub-advisory services. Please consult the Fund 's Statement of Additional Information for a complete explanation of how advisory fees are calculated.

The restructuring and new sub-advisory agreement will not change the composition of the portfolio management team that currently manages the Fund through Schroder Inc. In addition, the fees the Fund pays for advisory services provided by Schroder Inc. will not change.


(C)2003 The Vanguard Group,Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.                       PS126A 032003